Supplement dated December 3, 2010 to the
PNC Equity Funds A&C Shares Prospectus
dated October 1, 2010
This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.
     A. Under “Principal Investment Strategies” on page 13 and under “PNC Large Cap Value Fund” on page 36 of the prospectus, the last sentence of the paragraph and the sixth sentence of the paragraph, respectively, is deleted and replaced in its entirety with the following:
     The Adviser generally seeks to invest in companies trading at a discount to intrinsic value with a margin of safety, utilizing a discounted cash flow methodology.
     B. Under “Portfolio Management Teams” on page 53 of the prospectus, the team for the PNC Balanced Allocation Fund is deleted and replaced with the following:

Name	Business Experience
Balanced Allocation Fund

Andrew D. Harding Chief Investment Officer, Fixed Income Years with the Adviser: 10 Industry experience: 29 years	Mr. Harding has primary responsibility for taxable fixed income strategy and performance at the Adviser. Mr. Harding has been with the Adviser since 2000.

Edward A. Johnson, CFA Portfolio Manager Years with the Adviser: 6 Industry experience: 13 years	Mr. Johnson is responsible for portfolio management and research for the large cap value portion of the Balanced Allocation Fund.

Mr. Johnson has been with the Adviser since 2004. From 2000 to 2004, Mr. Johnson was a founding member of Volaris Advisors, a derivatives advisory firm in New York specializing in risk and volatility management, which was acquired by Credit Suisse First Boston.

Michael E. Santelli, CFA, CPA Managing Director Years with the Adviser: 14 Industry experience: 19 years	Mr. Santelli is responsible for portfolio management and research for the large cap value portion of the Balanced Allocation Fund. Mr. Santelli has been with the Adviser since 1995.

Alex L. Vallecillo, CFA Senior Portfolio Manager Years with the Adviser: 14 Industry experience: 15 years	Mr. Vallecillo is responsible for portfolio management and research for the large cap value portion of the Balanced Allocation Fund. Mr. Vallecillo has been with the Adviser since 1996.

Gordon A. Johnson Managing Director Years with the Adviser: 6 Industry experience: 25 years	Mr. Johnson is responsible for portfolio management and equity research of the Balanced Allocation Fund.

Prior to Investment Counselors’ merger with the Adviser on December 31, 2005, Mr. Johnson was the President and Chief Investment Officer of Investment Counselors, the former sub-adviser to the Small Cap Core Fund, since 1985.

Douglas Roman, CFA, CMT Director of Equity Management Years with the Adviser and affiliated entities: 8	Mr. Roman is responsible for portfolio management and research for the large cap growth portion of the Balanced Allocation Fund. Prior to joining PNC in 2002, Mr. Roman worked for Penn Street
SP-EQAC-1210

Name	Business Experience
Industry experience: 23 years	Advisors, Inc., the Penn Street Funds, The Vanguard Group, Rittenhouse Financial Services and CoreStates Investment Advisors.

Martin C. Schulz, J.D. Managing Director Years with the Adviser: 12 Industry experience: 15 years	Mr. Schulz is responsible for portfolio management and research for the international portion of the Balanced Allocation Fund. Mr. Schulz has been with the Adviser since 1997.
     B. Under “Portfolio Management Teams” on pages 54 and 55 of the prospectus, the teams for the PNC Large Cap Value Fund and PNC Mid Cap Value Fund are deleted and replaced with the following:

Name	Business Experience
Large Cap Value Fund and Mid Cap Value Fund

Edward A. Johnson, CFA Portfolio Manager Years with the Adviser: 6 Industry experience: 13 years	Mr. Johnson is a Portfolio Manager with shared responsibility for portfolio management of the Large Cap Value Fund and Mid Cap Value Fund.

Mr. Johnson has been with the Adviser since 2004. From 2000 to 2004, Mr. Johnson was a founding member of Volaris Advisors, a derivatives advisory firm in New York specializing in risk and volatility management, which was acquired by Credit Suisse First Boston.

Michael E. Santelli, CFA, CPA Managing Director Years with the Adviser: 14 Industry experience: 19 years	Mr. Santelli is responsible for management of the Large Cap Value Fund and Mid Cap Value Fund. Mr. Santelli has been with the Adviser since 1995.

Alex L. Vallecillo, CFA Senior Portfolio Manager Years with the Adviser: 14 Industry experience: 15 years	Mr. Vallecillo is responsible for management of the Large Cap Value Fund and Mid Cap Value Fund. Mr. Vallecillo has been with the Adviser since 1996.
     C. The first sentence of the second paragraph under “General Trading Limits” in the section entitled “Limitations on Purchases, Exchanges and Redemptions” on page 66 of the prospectus is deleted and replaced in its entirety with the following:
PNC Funds reserves the right to notify shareholders who violate PNC Funds’ market timing policies.
Please contact PNC Funds at 1-800-622-FUND (3863) for more information.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SP-EQAC-1210

Supplement dated December 3, 2010 to the
PNC Equity Funds I Shares Prospectus
dated October 1, 2010
This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.
     A. Under “Principal Investment Strategies” on page 11 and under “PNC Large Cap Value Fund” on page 28 of the prospectus, the last sentence of the paragraph and the sixth sentence of the paragraph, respectively, is deleted and replaced in its entirety with the following:
     The Adviser generally seeks to invest in companies trading at a discount to intrinsic value with a margin of safety, utilizing a discounted cash flow methodology.
     B. Under “Portfolio Management Teams” on page 45 of the prospectus, the team for the PNC Balanced Allocation Fund is deleted and replaced with the following:

Name	Business Experience
Balanced Allocation Fund

Andrew D. Harding Chief Investment Officer, Fixed Income	Mr. Harding has primary responsibility for taxable fixed income strategy and performance at the Adviser.
Years with the Adviser: 10 Industry experience: 29 years	Mr. Harding has been with the Adviser since 2000.

Edward A. Johnson, CFA Portfolio Manager Years with the Adviser: 6	Mr. Johnson is responsible for portfolio management and research for the large cap value portion of the Balanced Allocation Fund.
Industry experience: 13 years	Mr. Johnson has been with the Adviser since 2004. From 2000 to 2004, Mr. Johnson was a founding member of Volaris Advisors, a derivatives advisory firm in New York specializing in risk and volatility management, which was acquired by Credit Suisse First Boston.

Michael E. Santelli, CFA, CPA Managing Director Years with the Adviser: 14	Mr. Santelli is responsible for portfolio management and research for the large cap value portion of the Balanced Allocation Fund.
Industry experience: 19 years	Mr. Santelli has been with the Adviser since 1995.

Alex L. Vallecillo, CFA Senior Portfolio Manager Years with the Adviser: 14	Mr. Vallecillo is responsible for portfolio management and research for the large cap value portion of the Balanced Allocation Fund.
Industry experience: 15 years	Mr. Vallecillo has been with the Adviser since 1996.

Gordon A. Johnson Managing Director Years with the Adviser: 6	Mr. Johnson is responsible for portfolio management and equity research of the Balanced Allocation Fund.
Industry experience: 25 years	Prior to Investment Counselors’ merger with the Adviser on December 31, 2005, Mr. Johnson was the President and Chief Investment Officer of Investment Counselors, the former sub-adviser to the Small Cap Core Fund, since 1985.

Douglas Roman, CFA, CMT Director of Equity Management	Mr. Roman is responsible for portfolio management and research for the large cap growth portion of the Balanced Allocation Fund.
Years with the Adviser and affiliated entities: 8 Industry experience: 23 years	Prior to joining PNC in 2002, Mr. Roman worked for Penn Street Advisors, Inc., the Penn Street Funds, The Vanguard Group, Rittenhouse Financial Services and CoreStates Investment Advisors.

Martin C. Schulz, J.D. Managing Director Years with the Adviser: 12	Mr. Schulz is responsible for portfolio management and research for the international portion of the Balanced Allocation Fund.
Industry experience: 15 years	Mr. Schulz has been with the Adviser since 1997.
SP-EQI-1210

     B. Under “Portfolio Management Teams” on pages 46 and 47 of the prospectus, the teams for the PNC Large Cap Value Fund and PNC Mid Cap Value Fund are deleted and replaced with the following:

Name	Business Experience
Large Cap Value Fund and Mid Cap Value Fund

Edward A. Johnson, CFA Portfolio Manager Years with the Adviser: 6	Mr. Johnson is a Portfolio Manager with shared responsibility for portfolio management of the Large Cap Value Fund and Mid Cap Value Fund.
Industry experience: 13 years	Mr. Johnson has been with the Adviser since 2004. From 2000 to 2004, Mr. Johnson was a founding member of Volaris Advisors, a derivatives advisory firm in New York specializing in risk and volatility management, which was acquired by Credit Suisse First Boston.

Michael E. Santelli, CFA, CPA Managing Director	Mr. Santelli is responsible for management of the Large Cap Value Fund and Mid Cap Value Fund.
Years with the Adviser: 14 Industry experience: 19 years	Mr. Santelli has been with the Adviser since 1995.

Alex L. Vallecillo, CFA Senior Portfolio Manager	Mr. Vallecillo is responsible for management of the Large Cap Value Fund and Mid Cap Value Fund.
Years with the Adviser: 14 Industry experience: 15 years	Mr. Vallecillo has been with the Adviser since 1996.
     C. The first sentence of the second paragraph under “General Trading Limits” in the section entitled “Limitations on Purchases, Exchanges and Redemptions” on page 54 of the prospectus is deleted and replaced in its entirety with the following:
PNC Funds reserves the right to notify shareholders who violate PNC Funds’ market timing policies.
Please contact PNC Funds at 1-800-622-FUND (3863) for more information.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SP-EQI-1210

Supplement dated December 3, 2010 to the
PNC Fixed Income A&C Shares Prospectus
dated October 1, 2010
This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.
     A. The first sentence of the second paragraph under “General Trading Limits” in the section entitled “Limitations on Purchases, Exchanges and Redemptions” on page 65 of the prospectus is deleted and replaced in its entirety with the following:
     PNC Funds reserves the right to notify shareholders who violate PNC Funds’ market timing policies.
     B. The section entitled “Portfolio Managers” on pages 24, 28, 31, 34, 37 and 40 of the prospectus is deleted and replaced in its entirety with the following:

	Years as
	Fund
	Portfolio
Name	Manager	Title
Adam Mackey	3	Director of Portfolio Management
     C. Under “Portfolio Management Teams” on page 55 of the prospectus, the team for the Intermediate Tax Exempt Bond Fund, Maryland Tax Exempt Bond Fund, Michigan Intermediate Municipal Bond Fund, Ohio Intermediate Tax Exempt Bond Fund, Pennsylvania Intermediate Municipal Bond Fund and Tax Exempt Limited Maturity Bond Fund is deleted and replaced in its entirety with the following:

Name	Business Experience
Intermediate Tax Exempt Bond Fund, Maryland Tax Exempt Bond Fund, Michigan Intermediate Municipal Bond Fund, Ohio Intermediate Tax Exempt Bond Fund, Pennsylvania Intermediate Municipal Bond Fund and Tax Exempt Limited Maturity Bond Fund

Adam Mackey Director of Portfolio Management, Municipal Bonds Years with the Adviser and affiliated entities: 9 Industry Experience: 14 years	Mr. Mackey has responsibility for portfolio management and trading for municipal bonds.

Mr. Mackey joined the Adviser in 2001. Prior to joining the Adviser, he was a municipal bond trader at the Vanguard Group.
Please contact PNC Funds at 1-800-622-FUND (3863) for more information.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SP-FIAC-1210

Supplement dated December 3, 2010 to the
PNC Fixed Income I Shares Prospectus
dated October 1, 2010
This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.
     A. The first sentence of the second paragraph under “General Trading Limits” in the section entitled “Limitations on Purchases, Exchanges and Redemptions” on page 60 of the prospectus is deleted and replaced in its entirety with the following:
     PNC Funds reserves the right to notify shareholders who violate PNC Funds’ market timing policies.
     B. The section entitled “Portfolio Managers” on pages 23, 27, 30, 33, 36 and 39 of the prospectus is deleted and replaced in its entirety with the following:

	Years as
	Fund
	Portfolio
Name	Manager	Title
Adam Mackey	3	Director of Portfolio Management
     C. Under “Portfolio Management Teams” on page 54 of the prospectus, the team for the Intermediate Tax Exempt Bond Fund, Maryland Tax Exempt Bond Fund, Michigan Intermediate Municipal Bond Fund, Ohio Intermediate Tax Exempt Bond Fund, Pennsylvania Intermediate Municipal Bond Fund and Tax Exempt Limited Maturity Bond Fund is deleted and replaced in its entirety with the following:

Name	Business Experience
Intermediate Tax Exempt Bond Fund, Maryland Tax Exempt Bond Fund, Michigan Intermediate Municipal Bond Fund, Ohio Intermediate Tax Exempt Bond Fund, Pennsylvania Intermediate Municipal Bond Fund and Tax Exempt Limited Maturity Bond Fund

Adam Mackey Director of Portfolio Management, Municipal Bonds Years with the Adviser and affiliated entities: 9 Industry Experience: 14 years	Mr. Mackey has responsibility for portfolio management and trading for municipal bonds.

Mr. Mackey joined the Adviser in 2001. Prior to joining the Adviser, he was a municipal bond trader at the Vanguard Group.
Please contact PNC Funds at 1-800-622-FUND (3863) for more information.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SP-FII-1210

Supplement dated December 3, 2010 to the
PNC Funds Statement of Additional Information (“SAI”)
Dated October 1, 2010
This Supplement provides new and additional information beyond that contained in the above-mentioned
SAI and should be read in conjunction with the SAI.
          A. The section entitled “Disclosure of Portfolio Holdings” on pages 14-15 of the SAI is to be deleted and replaced in its entirety with the following:
Disclosure of Portfolio Holdings
In accordance with the Trust’s policies and procedures, BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon Investment Servicing”) is responsible for dissemination of information about PNC Funds’ portfolio securities. The Trust, its co-administrators (the Adviser and BNY Mellon Investment Servicing, together the “Co-Administrators”) and Adviser (together, the “Service Providers”) may only disclose information concerning securities held in the Trust’s portfolios under the following circumstances:
(i) Within fifteen business days following the end of each calendar month, BNY Mellon Investment Servicing shall post all securities held by each of the Trust’s equity and fixed income portfolios as of the most recent month-end, together with each security’s percentage of total net assets of the portfolio, on the Trust’s website (excluding the PNC Small Cap Core, Multi-Factor Small Cap Value, Multi-Factor Small Cap Core, and Multi-Factor Small Cap Growth Funds (together, the “Small Cap Funds”)).
(ii) Within fifteen business days following the end of each calendar month, BNY Mellon Investment Servicing shall post all securities held by each of the Small Cap Funds as of one month prior to the most recent month-end, together with each security’s percentage of total net assets of the portfolios on the Trust’s website.
(iii) Within five business days following the end of each calendar month, BNY Mellon Investment Servicing shall post the securities held by each of the Trust’s money market portfolios as of the most recent month end, together with each security’s percentage of total net assets of the portfolios on the Trust’s website.
(iv) As required by the federal securities laws, including the 1940 Act, the Trust shall disclose its portfolio holdings in its applicable regulatory filings, including shareholder reports, reports on Forms N-CSR, N-Q and N-MFP or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.
          Each of the Trust’s Service Providers is required to keep the Funds’ portfolio information confidential either pursuant to its agreement with the Trust or because of the nature of its relationship to the Trust. In the event that the Trust or a Service Provider discloses the Trust’s portfolio securities holdings to a selected third party for a legitimate business purpose, such third party shall be required to keep the information confidential and shall not trade on such information.
          Neither the Trust, a Service Provider nor any of their affiliated persons (as that term is defined in the 1940 Act) shall receive compensation in any form, whether in cash or otherwise, in connection with the disclosure of information about the Trust’s portfolio securities.
          With respect to the monthly disclosure of portfolio holdings on the Trust’s website as previously discussed, BNY Mellon Investment Servicing is authorized to prepare and post to PNC Funds’ website its portfolio holdings and is also responsible for routine portfolio holdings disclosure to third party service providers of auditing, custody, proxy voting and other services to the Trust, or disclosure to a rating or ranking organization. BNY Mellon may provide the Trust’s portfolio securities holdings to any individual or entity, including ratings and rankings organizations, at the same time it is filed with the SEC or one day after the information is provided on the Trust’s website.
SP-SAI-1210

          BNY Mellon may disclose the Trust’s non-public portfolio securities holdings (holdings not yet filed with the SEC or provided on the Trust’s website) as part of the normal investment activities of the Trust to the following third-party service providers that, by explicit agreement or by virtue of their respective duties to the Trust, are required to maintain the confidentiality of the information disclosed: the investment adviser; sub-advisers; distributor; administrator; sub-administrator; independent auditors; proxy voting agent; fund accountants; pricing agents; custodians; securities lending agents; counsel to the fund or the non-interested trustees; regulatory authorities; stock exchanges and other listing organizations; and parties to litigation.
          BNY Mellon Investment Servicing, as authorized by the Trust’s President, Vice President, Treasurer, CCO or the Adviser’s President, may also disclose the Trust’s non-public portfolio securities holdings to non-service provider third parties and third-party service providers for legitimate business purposes including, but not limited to, disclosure for due diligence purposes to an investment adviser that is in merger or acquisition talks with the Adviser; disclosure to a newly hired investment adviser or sub-adviser prior to its commencing its duties; disclosure to a rating or ranking organization; or disclosure of investment models that mirror a portfolio’s holdings to investment professionals in a one-on-one context if such model disclosure is subject to trade rotation with the applicable portfolio it mirrors. Such non-service provider third parties and third-party service providers must enter into a written agreement in a form acceptable to the Trust and its counsel in which the third party agrees to: (a) limit the use of the non-public portfolio securities holdings to the approved “legitimate business purpose;” (b) keep the non-public portfolio securities holdings confidential; and (c) provide that employees of the third party shall not trade based upon that information in accounts in which they have a beneficial interest.
          In order to ensure that the disclosure of the Trust’s portfolio securities is in the best interests of the Trust’s shareholders and to avoid any potential or actual conflicts of interest with BNY Mellon Investment Servicing, the Adviser, the Trust’s principal underwriter or any affiliated person (as that term is defined in the 1940 Act) of such entities, the disclosure of any of the Trust’s portfolio securities for any non-routine but legitimate business purposes shall be approved by the Trust’s President, Vice President, Treasurer, CCO, or the Adviser’s President in advance of such disclosure. This requirement shall not apply to the disclosure of the Trust’s portfolio securities to the Trust’s existing service providers of auditing, custody, proxy voting and other services to PNC Funds in connection with the provision of their services to the Trust, or as otherwise provided herein.
          The Board shall receive quarterly reports stating whether disclosures were made concerning the Trust’s portfolio holdings in contravention of these policies and procedures during the previous quarter, and if so, such report shall describe to whom and under what circumstance such disclosures were made.
* * * * *
          B. The section entitled “TRUSTEES AND OFFICERS” on pages 66-72 of the SAI is to be deleted and replaced in its entirety with the following:
TRUSTEES AND OFFICERS
          The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees in accordance with Delaware law and the Trust’s Agreement and Declaration of Trust. Information pertaining to the Trustees and officers of the Trust is set forth below. None of the Trustees are affiliated with the Adviser or its affiliates and none of the Trustees are “interested persons” as defined in Section 2 (a)(19) of the 1940 Act. The Trustees and officers of the Trust are Trustees/Directors and officers of other registered investment companies managed, advised, administered or distributed by the Adviser or its affiliates. A list of the Trustees and officers of the Trust and a brief statement of their present positions and principal occupations during the past five years are set out below.
SP-SAI-1210

Number of
Portfolios in
	Position Held		Fund	Other Directorships
Name, Address[1]	with		Complex[3]	Held by Trustee
Age and	Fund and Length	Principal Occupation(s)	Overseen by	During Past 5
Date of Birth	of Time Served[2]	During Past 5 Years	Trustee	Years[4]
John R. Murphy—76 Date of Birth: 1/7/34	Trustee and Co-Chairman of the Board Since February 8, 2010	Vice Chairman, National Geographic Society, March 1998 to present; Managing Partner, Rock Solid Holdings, 2009 to present.	11 registered investment companies consisting of 36 portfolios	Director, Omnicom Group, Inc. (media and marketing services); Director, Sirsi Dynix (technology).

Robert D. Neary — 77 Date of Birth: 9/30/33	Trustee Since February 1996; Co-Chairman of the Board Since February 8, 2010; Chairman of the Board from November 1996 to February 2010	Retired; Co-Chairman of Ernst & Young LLP (an accounting firm), 1984-1993.	11 registered investment companies consisting of 36 portfolios	Director, Strategic Distribution, Inc. (sales and management of maintenance supplies) until March 2007; Director, Commercial Metals Company

Dorothy A. Berry — 67 Date of Birth: 9/12/43	Trustee Since April 2006	President, Talon Industries, Inc. (administrative, management and business consulting), since 1986; Chairman, Independent Directors Council, since 2010.	11 registered investment companies consisting of 36 portfolios	Chairman and Director, Professionally Managed Portfolios.

Kelley J. Brennan — 68 Date of Birth: 7/7/42	Trustee Since April 2006; Chairman of the Audit Committee since August 2007	Retired; Partner, PricewaterhouseCoopers LLP (an accounting firm), 1981 — 2002.	11 registered investment companies consisting of 36 portfolios	None.

John G. Drosdick — 67 Date of Birth: 8/9/43	Trustee Since November 1, 2010	Retired; Chairman, Chief Executive Officer and President, Sunoco, Inc. (manufacturer and marketer of petroleum and petrochemical products), 2000 — 2008.	11 registered investment companies consisting of 36 portfolios	Director, United States Steel Corporation (steel producer); Director, H.J. Heinz Company (U.S.-based food company); Director, Lincoln Financial Corporation (financial services) until 2005.

Richard W. Furst — 72 Date of Birth: 9/13/38	Trustee Since June 1990	Consultant and Private Investor, Dean Emeritus and Garvice D. Kincaid Professor of Finance (Emeritus), Gatton College of Business and Economics, University of Kentucky, since 2003.	11 registered investment companies consisting of 36 portfolios	Director, Central Bank & Trust Co.; Director, Central Bancshares.
SP-SAI-1210

Number of
Portfolios in
	Position Held		Fund	Other Directorships
Name, Address[1]	with		Complex[3]	Held by Trustee
Age and	Fund and Length	Principal Occupation(s)	Overseen by	During Past 5
Date of Birth	of Time Served[2]	During Past 5 Years	Trustee	Years[4]
Dale C. LaPorte — 68 Date of Birth: 1/04/42	Trustee Since April 2005; Chairman of the Legal Compliance Committee since May 2009	Retired; Senior Vice President and General Counsel, Invacare Corporation (manufacturer of healthcare products), December 2005-2008; Partner, 1974 — 2005 and Chairman of Executive Committee, 2000 — 2004, of Calfee, Halter & Griswold LLP (law firm).	11 registered investment companies consisting of 36 portfolios	Director, Invacare Corporation.

L. White Matthews, III—65 Date of Birth: 10/5/45	Trustee Since February 8, 2010	Director and Chairman of the Board of Constar International Inc. (plastic packaging manufacturer), 2009 to present; Chairman and Director, Ceridian Corporation (payroll and human resources services), 2003 to 2007.	11 registered investment companies consisting of 36 portfolios	Director, Matrixx Initiatives, Inc. (pharmaceuticals); Imation Corp. (data storage products).

Edward D. Miller, Jr.—67 Date of Birth: 2/1/43	Trustee Since February 8, 2010	Dean and Chief Executive Officer, Johns Hopkins Medicine, January 1997 to present.	11 registered investment companies consisting of 36 portfolios	Director, Care Fusion (health care devices).

Name, Address
Age and	Position with the Fund and Length	Principal Occupation(s)
Date of Birth	of Time Served	During Past 5 Years
Kevin A. McCreadie[5] Two Hopkins Plaza, 4th Floor Baltimore, MD 21201 Date of Birth: 8/14/60 Age: 50	President Since February 2010	President and Chief Executive Officer, PNC Capital Advisors, LLC (formerly PNC Capital Advisors, Inc.), since March 2004; Chief Investment Officer of PNC Capital Advisors, LLC since 2002; Chief Investment Officer of PNC Asset Management Group since 2007; Executive Vice President of PNC Bank, N.A. since 2007.

Jennifer E. Spratley[5] Two Hopkins Plaza, 4th Floor Baltimore, MD 21201 Date of Birth: 2/13/69 Age: 41	Vice President Since March 2010	Managing Director and Head of Fund Administration, PNC Capital Advisors, LLC (formerly PNC Capital Advisors, Inc.) since 2007; Treasurer, PNC Capital Advisors, Inc., September 2007 — September 2009; Unit Leader, Fund Accounting and Administration, SEI Investments Global Funds Services 2005 to 2007; Fund Accounting Director, SEI Investments Global Funds Services 1999 to 2007.
SP-SAI-1210

Name, Address
Age and	Position with the Fund and Length	Principal Occupation(s)
Date of Birth	of Time Served	During Past 5 Years
Jeffrey P. Pruitt 1900 East 9th Street, 14th Floor Cleveland, OH 44114 Date of Birth: 8/30/71 Age: 39	Chief Compliance Officer Since November 2010	Head of Compliance Programs, PNC Capital Advisors, LLC since October 2010; Chief Compliance Officer, Thrivent Financial for Lutherans (“Thrivent”), February 2010-May 2010; Director of Investment Company Compliance, Thrivent, 2004-February 2010.

John F. Kernan[5] 1900 East 9th Street, 14th Floor Cleveland, OH 44114 Date of Birth: 9/17/65 Age: 45	Treasurer Since June 2010	Senior Vice President and Director of Financial Fund Administration, PNC Capital Advisors, LLC (formerly Allegiant Asset Management Company), since July 2004; Senior Vice President, National City Bank, June 2004 — September 2009.

Savonne L. Ferguson[5] Two Hopkins Plaza, 4th Floor Baltimore, MD 21201 Date of Birth: 10/31/73 Age: 37	Secretary since November 2010 (formerly Assistant Secretary from June 2010 to November 2010)	Vice President and Director of Regulatory Fund Administration, PNC Capital Advisors, LLC (formerly, PNC Capital Advisors, Inc.) since 2010; Vice President, PNC Capital Advisors, Inc. 2007-2009; Assistant Vice President, PNC Capital Advisors, Inc. 2002-2007.

VACANT	Assistant Secretary

Patrick Glazar[6] 103 Bellevue Parkway Wilmington, DE 19809 Date of Birth: 7/8/67 Age: 43	Assistant Treasurer Since May 2008 (formerly Treasurer from February 2006 to May 2008)	Vice President and Senior Director, Accounting and Administration, BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) since September 2002.

[1]	Each Trustee can be contacted by writing to PNC Funds, c/o PNC Capital Advisors, LLC, Two Hopkins Plaza, 4th Floor, Baltimore, MD 21201, Attention: Savonne L. Ferguson.

[2]	Each Trustee shall hold office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement, or inability otherwise to serve, or if sooner than any of such events, until the next meeting of Shareholders called for the purpose of electing Trustees or consent of Shareholders in lieu thereof for the election of Trustees, and until the election and qualification of his or her successor. Any Trustee may be removed, with or without cause, by the Board of Trustees by action of a majority of the Trustees then in office, or by vote of the Shareholders at any meeting called for that purpose. Any Trustee may resign at any time by giving written notice to the secretary of the Trust or to the Board of Trustees. Such resignation shall be effective upon receipt, unless specified to be effective at some later time.

[3]	The “Fund Complex” is comprised of eleven registered investment companies for which the Adviser or any of its affiliates serves as investment adviser. The number of portfolios overseen by the Trustees includes the PNC Alternative Investment Funds (three portfolios), PNC Funds (thirty portfolios) and PNC Advantage Funds (three portfolios).

[4]	Includes directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e., “public companies”), or other investment companies registered under the 1940 Act. In addition to PNC Funds, each Trustee serves as a Trustee of PNC Advantage Funds and a Director of the PNC Alternative Investment Funds complex. Messrs. Murphy and Neary serve as Co-Chairmen of PNC Advantage Funds and the PNC Alternative Investment Funds complex.

[5]	Mmes. Ferguson and Spratley and Messrs. Kernan, Pruitt and McCreadie also serve as Officers of PNC Advantage Funds and PNC Alternative Investment Funds in their same capacities.

[6]	Mr. Glazar also services as Officer of PNC Advantage Funds in the same capacity.
          The information above includes each Trustee’s principal occupation during the last five years or longer if relevant to the Trustee’s qualifications to serve on the Board. Each Trustee possesses extensive additional experience, skills and attributes relevant to his or her qualifications to serve as a Trustee. The cumulative background of the Trustees, and the role each plays as a member of a board that collectively possesses the talents needed for the representation of shareholder interests led to the conclusion that each Trustee should serve as a Trustee for the Trust. Among others, the following attributes were specifically noted in the evaluation of the Trustees: Mr. Murphy spent decades as a publishing executive and served as the chief executive officer of two significant non-profit enterprises. Mr. Neary brings over four decades of financial and accounting expertise to the
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Board, in addition to senior executive-level management experience. Ms. Berry, an attorney by training, has been an executive in various aspects of the finance and mutual fund industry for more than thirty years. Mr. Brennan has spent much of his accounting career in the mutual fund industry. Mr. Drosdick brings experience as a senior executive of a major corporation and as a director of both commercial and financial companies. Dr. Furst has substantial academic and professional experience in finance, including serving as an Endowed Professor of Finance and as Dean of the Gatton College of Business and Economics. Mr. LaPorte, also a lawyer, brings to the Board years of experience counseling business entities of all kinds. Mr. Matthews has served as the chief financial officer of two large enterprises and brings a significant depth of experience to the Board. Dr. Miller has demonstrated leadership and management abilities evidenced in his senior executive positions. In addition, with the exception of Mr. Drosdick who just recently joined the Board, the Trustees’ previous experience on the Board provides a deep understanding of the issues impacting the shareholders of the Funds.
          The Board has appointed two independent Trustees as Co-Chairmen of the Board. The Board has also engaged the Adviser and Co-Administrators to manage and administer the Funds and to retain other service providers, as necessary. All parties engaged to render services to the Funds are subject to the oversight of the Board. The Co-Chairmen preside at meetings, oversee preparation of meeting agenda, serve as liaison to the third-party service providers and other Trustees and officers and perform such acts and duties as may be permitted by the Trust’s Agreement and Declaration of Trust, Bylaws, policies and governing law. Each Co-Chairman may also perform such other functions as may be delegated by the Board from time to time. The designation of the Co-Chairmen does not impose on either Independent Director any duties, obligations or liability beyond that imposed on such person as a member of the Board generally. The Board conducts regular quarterly meetings and special meetings, either in person or telephonically to ensure the uninterrupted oversight of the management of the Trust. The Board regularly meets separately from the Adviser and other service providers to consider matters that are scheduled to come before the Board and to meet periodically with the Trust’s Chief Compliance Officer. As part of its duties, the Board oversees risk relating to the Funds. Through reports and interactions with the Adviser during and between meetings, the Board monitors various types of risk including, but not limited to, investment risk, operational risk and enterprise risk as well as the operation of the Adviser’s risk management program. There can be no assurance that all components of risk have been identified by the Board. The Board relies on professionals, such as the independent registered public accountants and legal counsel, to assist the Trustees in performing their oversight responsibilities. The Board has established the committees described below, and may establish ad hoc committees from time to time to assist the Board in fulfilling its oversight responsibilities. The Board believes that its leadership structure is appropriate because it enables the Board to exercise informed and independent judgment over matters under its purview by the delegation of responsibility among committees of the Board and frequent communications with professionals retained to serve the Funds, including the Adviser, legal counsel, financial and accounting professionals and compliance personnel, all of whom enhance the Board’s oversight.
          Any officers of the Trust shall be appointed by the Board, or to the extent permitted by the Board, the president, and each shall serve at the pleasure of the Board, or to the extent permitted by the Board, at the pleasure of the President, subject to the rights, if any, of an officer under any contract of employment. Subject to the rights, if any, of an officer under any contract of employment, any officer may be removed, either with or without cause, by the Board at any regular or special meeting of the Board, or, to the extent permitted by the Board, by the President. Any officer may resign at any time by giving written notice to the Trust. Such resignation shall take effect upon receipt unless specified to be effective at some later time and, unless otherwise specified in such notice, the acceptance of the resignation shall not be necessary to make it effective. Any resignation is without prejudice to the rights, if any, of the Trust under any contract to which the officer is a party.
          The Trust’s Board has formed three committees: an Audit Committee, a Nominating Committee, and a Legal Compliance Committee. Each Committee is composed of the Trust’s nine Trustees: Robert D. Neary, Dorothy A. Berry, Kelley J. Brennan, John G. Drosdick, Richard W. Furst, Dale C. LaPorte, L. White Matthews, III, Edward D. Miller, Jr., and John R. Murphy.
     The Audit Committee generally oversees the Trust’s accounting and financial reporting process. Among its responsibilities, the Audit Committee annually determines the engagement and compensation of the Trust’s Independent Registered Public Accounting Firm, reviews and approves the audit and non-audit services performed by the Independent Registered Public Accounting Firm, evaluates the adequacy of the Trust’s internal financial and disclosure controls, oversees the audit process and reviews with the auditors the scope and results of the audit of the
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Trust’s financial statements. The Audit Committee was established on May 22, 2003 and held four formal meetings during the last fiscal year.
          The function of the Nominating Committee is to identify candidates for election to the Board using a variety of means as it determines are necessary or appropriate, including recommendations of shareholders or members, as described below. The Committee may also solicit recommendations from current and former Trustees/Directors, management or others who may be familiar with qualified candidates. The Committee may, in its sole discretion, retain and terminate any search firm (and approve such search firm’s fees and other retention terms) to assist in the identification of candidates. In considering candidates for Trustee/Director nominee, the Committee shall give due consideration to the overall Board balance of diversity of skills, perspectives, backgrounds and experiences. The Nominating Committee met once during the last fiscal year.
          The Nominating Committee is responsible for identifying and recommending qualified candidates for election to the Board. The Committee shall accept and review shareholder nominations for Trustees who are not “interested persons” of the Trust as defined under Section 2(a)(19) of the 1940 Act. The Nominating Committee will evaluate the nominees’ qualifications for Board membership and their independence from the Trust’s investment adviser and other principal service providers. Specific qualifications will be based on the needs of the Board at the time of the nomination. A shareholder nomination for Trustee may be submitted to the Trust by sending the nomination to the Trust’s Secretary at Two Hopkins Plaza, Baltimore, MD 21201 with the following information:
•	Shareholder’s name, the fund name and number of fund shares owned and length of period held;

•	Name, age and address of candidate;

•	A detailed resume describing , among other things, the candidate’s educational background, occupation, employment history, financial knowledge and expertise and material outside commitments (e.g., memberships on other boards and committees, charitable foundations, etc.);

•	Number of fund shares owned by the candidate and length of time held;

•	A supporting statements which (i) describes the candidate’s reasons for seeking election to the Board of Trustees and (ii) documents his/her ability to satisfy the director qualifications described in the board’s policy; and

•	A signed statement from the candidate confirming his/her willingness to serve on the Board of Trustees.
          The Secretary will submit all nominations to the Committee. The Committee shall assess shareholder nominees in the same manner it reviews its own nominations.
     The Legal Compliance Committee includes all Independent Trustees. The Legal Compliance Committee is responsible for the confidential receipt, retention and consideration of any report of evidence of a material violation of securities laws relating to the Funds or Adviser. The Legal Compliance Committee was established on May 14, 2009 and did not meet during the last fiscal year.
          C. The section entitled “Certain Interests of Independent Trustees” on pages 73-74 of the SAI is to be deleted and replaced in its entirety with the following:
Certain Interests of Independent Trustees
          A number of Independent Trustees serve on the boards of other companies that are not affiliated with the Trust. Those companies may, from time to time, engage in non-routine banking transactions with PNC Bank, N.A. (“PNC Bank”), the parent company to the Adviser. The Independent Trustees have no personal interest in the transactions and may only be aware of them in their capacity as board members of such companies. The general nature of the transactions is described briefly below.
          PNC Bank is one of eleven banks of a lending syndicate that extends a line of credit, in the ordinary course of business, to Invacare Corporation (“Invacare”), a company of which Mr. LaPorte is a director. As of December
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31, 2009, PNC Bank’s total obligation as part of the syndicate is limited to 30% of the total value of the line of credit extended to Invacare. As of December 31, 2009, the PNC Bank portion of the balance outstanding was $0. In addition, Invacare utilizes PNC Bank for certain treasury management and capital markets services, for which the bank receives customary fees and expenses.
          PNC Bank is also one of thirty-three banks that extends a line of credit, in the ordinary course of business, to affiliates of Omnicom Group, Inc. (“Omnicom”), a company of which Mr. Murphy is a director. As of December 31, 2009, Omnicom had an outstanding borrowing from PNC Bank under the credit facility of $0.
          Mr. Drosdick serves on the Board of Trustees of the Philadelphia Museum of Art, which has a $25 million revolving line of credit with PNC Bank. As of December 31, 2009, the balance on the line of credit was $0. In addition, Mr. Drosdick serves as a director for United States Steel Corporation (“U.S. Steel”). PNC Bank participates in a syndicate that provides a $750 million credit facility to U. S. Steel. As of the end of 2009, PNC Bank is responsible for $66.7 million under the credit facility, which will expire on May 11, 2012. There was a $0 balance as of December 31, 2009. PNC Bank is further responsible for $125 million of purchase commitments under a Receivables Purchase Agreement, with $0 outstanding as of December 31, 2009. Finally, PNC Bank is obligated for $73 million under a Reimbursement Agreement for Standby Letters of Credit, all of which are fully collateralized. Mr. Drosdick also serves on the board of H. J. Heinz Company (“H.J. Heinz”), which has $110,000,000 in outstanding lines of credit for which PNC Bank is responsible as a participant in a syndicate. There was $0 outstanding as of December 31, 2009. In addition, PNC Bank is responsible for $175,000,000 of purchase commitments for which $146,800,000 was outstanding on December 31, 2009. Both U.S. Steel and H.J. Heinz engage in various commercial and/or investment banking activities (including short term loans and cash management programs) with PNC Bank, for which the bank receives customary fees and expenses. Lastly, Mr. Drosdick serves on the board of the Merion Golf Club, which has lines of credit with PNC Bank totaling $2.5 million. As of December 31, 2009, there was $0 balance outstanding.
          D. Rebecca Rogers will no longer be a member of the portfolio management team for PNC Intermediate Tax Exempt Bond Fund, PNC Maryland Tax Exempt Bond Fund, PNC Michigan Intermediate Municipal Bond Fund, PNC Ohio Intermediate Tax Exempt Bond Fund, PNC Pennsylvania Intermediate Municipal Bond Fund, and PNC Tax Exempt Limited Maturity Bond Fund. Under the section entitled “Portfolio Manager”, all references to and information regarding Ms. Rogers on pages 88 and 92 of the SAI is deleted.
          E. Under the section entitled “COUNSEL” on page 106 of the SAI, the first sentence in the paragraph is to be deleted and replaced in its entirety with the following:
          Ropes & Gray LLP, with offices at Prudential Tower, 800 Boylston Street, Boston, Massachusetts 02199-3600, is counsel to PNC Funds.
Please contact PNC Funds at 1-800-622-FUND (3863) for more information.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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